NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Contribution		$ 2,500
Henan Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests		22.50%	22.50%
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests		20.00%	20.00%
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests		30.00%	30.00%
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests		1.00%	1.00%
New Infini [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests		56.25%
New Infini [Member] | La Yesca [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	5,000,000
Contribution	$ 2,500
Henan Non-ferrous Geology Minerals Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei		17.50%
Dividends declared		$ 2,022	$ 2,025
Henan Xinxiangrong Mining Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei		5.00%
Dividends declared		$ 578	578
Henan Xinhui Mining Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei		20.00%
Dividends declared		$ 639	$ 656